Tax Status (Details) - SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025
Tax Status
Determination letter obtained	true
Determination letter date	Jun. 30, 2020
Tax qualification status	us-gaap:QualifiedPlanMember